RELATED PARTY TRANSACTIONS AND BALANCES (Details)	12 Months Ended
	Dec. 31, 2015 JPY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties								$ 13,485,381	$ 13,374,246
Amount due to related parties								17,528,730	8,088,550
Jiuling | Wafers, cells and other materials
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases from related party		¥ 10,901,676	$ 1,678,834	¥ 13,857,069	$ 2,252,473
Jiuling | Modules
RELATED PARTY TRANSACTIONS AND BALANCES
Sales to related party		267,300,928	42,860,016	104,770,386	17,066,614
Youze
RELATED PARTY TRANSACTIONS AND BALANCES
Payment for prepayment for wafer slicing process service					8,126,381
Prepayment balance for wafer slicing process service								1,878,773
Youze | Wafers
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases from related party		55,536,476	8,915,133	24,974,373	4,068,502	¥ 89,207,627	$ 14,450,766
Youze | Ingots
RELATED PARTY TRANSACTIONS AND BALANCES
Sales to related party		0	0	0	0	23,440,335	3,762,160
Youze | Wafers slicing service
RELATED PARTY TRANSACTIONS AND BALANCES
Advance to related parties								1,878,773	6,112,110
Incurred costs from related party transaction		304,977,367	49,139,874	244,434,301	39,766,273	200,985,124	32,322,658
Payment for prepayment for wafer slicing process service				50,000,000	8,126,381
Prepayment balance for wafer slicing process service		12,200,000		37,400,000				$ 1,878,773	$ 6,112,110
Hesai, Junhe, and Hezhong | Other materials
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases from related party		61,454,081	9,463,792
Jiuling, Youze, and Jiangasu | Wafers and polysilicons
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases from related party | ¥		9,340,814
Sales to related party			1,507,741
Changzhou Junhe Mechanical Co., Ltd.
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases from related party			426,019
Changzhou Junhe Mechanical Co., Ltd. | Equipment maintenance services
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases from related party		2,766,398	426,019	¥ 2,744,009	$ 446,844	¥ 3,029,559	$ 487,808
AHT Co., Ltd. | Modules
RELATED PARTY TRANSACTIONS AND BALANCES
Sales to related party	¥ 211,309,545		1,736,171
Jiangsu Youze International Logistics Co., Ltd | Logistics and shipping services
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases from related party		¥ 18,575,387	$ 2,945,529